Share Based Awards (Details - Stock options assumptions) - Equity Option [Member]	9 Months Ended
Sep. 30, 2024 $ / shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Dividend yield	0.00%
Expected term (years)	6 years 1 month 9 days
Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise Price	$ 1.20
Stock Price on date of grant	$ 1.20
Risk-free interest rate	4.08%
Volatility	129.45%
Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise Price	$ 1.79
Stock Price on date of grant	$ 1.79
Risk-free interest rate	4.71%
Volatility	143.46%